SUBSEQUENT EVENTS (Details)			6 Months Ended	12 Months Ended
	Jul. 05, 2023 USD ($) $ / shares shares	Jun. 29, 2023 USD ($) shares	Jun. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 USD ($) shares	Mar. 16, 2021 shares
Subsequent Event
Proceeds from Related Party Debt | $				$ 100,000
Balance in the Company's Trust Account | $			$ 22,060,895	$ 205,284,883	$ 208,244,129
Class A common stock
Subsequent Event
Number of shares redeemed | shares			18,012,973
Redemption price per share | $ / shares			$ 10.49
Redemption amount | $			$ 189,000,000
Common stock, shares issued | shares			3,412,816		0
Common stock, shares outstanding | shares			3,412,816		0
Class B common stock
Subsequent Event
Common stock, shares issued | shares			1,618,434	5,031,250	5,031,250
Common stock, shares outstanding | shares		1,618,434	1,618,434	5,031,250	5,031,250
Sponsor
Subsequent Event
Balance in the Company's Trust Account | $		$ 180,000	$ 60,000
Sponsor | Founder Shares
Subsequent Event
Common stock, shares outstanding | shares						5,031,250
Sponsor | Founder Shares | Class A common stock
Subsequent Event
Number of shares issued upon conversion of Founder Shares | shares		3,412,816
Founder share conversion ratio			1
Sponsor | Founder Shares | Class B common stock
Subsequent Event
Number of shares issued upon conversion of Founder Shares | shares		3,412,816
Subsequent event
Subsequent Event
Contributed to trust account | $	$ 180,000
Subsequent event | SPAC Loan
Subsequent Event
Percentage of beneficial ownership limitation	19.90%
Subsequent event | Sponsor
Subsequent Event
Proceeds from Related Party Debt | $	$ 400,000
Subsequent event | Sponsor | Class A common stock
Subsequent Event
Number of shares for each $10 of the Capital Contribution, that the investor may elect to receive back the loan in shares | $ / shares	$ 1
Number of shares to be issued for each dollar of the Capital Contribution made by the investor | shares	10
Subsequent event | Sponsor | SPAC Loan
Subsequent Event
Capital contribution to be made by Investor | $	$ 1,000,000
Capital contribution to be made by Investor, Initial Tranche | $	400,000,000
Capital contribution to be made by Investor, Second Tranche | $	300,000,000
Capital contribution to be made by Investor, Third Tranche | $	300,000,000
Number of business days within which the Third Tranche of capital contribution is to be made by investor | $	2,000
Maximum attorney fees agreed to be paid to investor | $	$ 5,000
Subsequent event | Sponsor | SPAC Loan | Class A common stock
Subsequent Event
Number of shares agreed to issue to investor upon default | shares	100,000
Number of shares agreed to issue to investor upon default, each month thereafter until the default is cured | shares	100,000
Subsequent event | Sponsor | SPAC Loan | Class A common stock | Maximum
Subsequent Event
Number of shares agreed to issue to investor upon default | shares	1